Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 60,521	$ 398,290	$ 745,078
Inventory	311,691	109,573	277,823
Prepaid expenses	37,722	81,666	31,986
Total current assets	409,934	589,529	1,054,887
Property and equipment, net	0	0	415
Other assets:
Trademark and patents, net	126,011	151,444	176,086
Lease deposit	2,847	4,272	4,272
Total other assets	128,858	155,716	180,358
Total assets	538,792	745,245	1,235,660
Current liabilities:
Accounts payable	661,771	459,654	491,044
Accounts payable – related parties	19,704	0	233,109
Accrued expenses	622,620	592,621	554,834
Accrued expenses – related parties	681,044	538,887	1,928,659
Other payables	224,852	224,852	224,852
Notes payable	368,419	297,332	297,396
Notes payable – related parties	1,624,881	1,617,881	0
Warrant liability	700,512	985,163	0
Total current liabilities	4,903,803	4,716,390	3,729,894
Notes payable, net of current portion	0	75,000	75,000
Total liabilities	4,903,803	4,791,390	3,804,894
Commitments and contingencies (Notes 5, 10 and 13)
Stockholders’ deficit:
Preferred stock, $0.00001 par value: 50,000,000 authorized; no shares outstanding	0	0	0
Common stock, $0.001 par value: 500,000,000 authorized; 404,517,402, 393,934,068 and 369,434,068 shares issued and outstanding, respectively	404,517	393,934	369,434
Additional paid-in capital	34,977,174	33,680,146	32,496,646
Accumulated other comprehensive loss	(52,398)	(48,043)	(36,968)
Accumulated deficit	(39,694,304)	(38,072,182)	(35,398,346)
Total stockholders’ deficit	(4,365,011)	(4,046,145)	(2,569,234)
Total liabilities and stockholders’ deficit	$ 538,792	$ 745,245	$ 1,235,660